OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
OTHER LIABILITIES

15.OTHER LIABILITIES

Other liabilities consist of the following:

	As at	As at
	December 31,	December 31,
	2023	2022
Committed subscription proceeds for San Nicolás project	$229,950	$—
Pension benefit obligations	56,255	53,024
Deferred income	24,046	13,955
Other	11,855	5,636
Total other liabilities	$322,106	$72,615

The committed subscription proceeds represent the minimum unavoidable obligation under the joint venture shareholders’ agreement between Agnico Eagle and Teck. As at December 31, 2023, cumulative contributions of $11.0 million were recorded against the obligation (Note 5). The current portion of the remaining obligation is recorded on the accounts payable and accrued liabilities line item of the consolidated financial statements (Note 11).

Defined Benefit Obligations

The Company provides the Executives Plan for certain current and former senior officers, the Retirement Program for eligible employees in Canada and the Mexico Plans for eligible employees in Mexico, each of which are considered defined benefit plans under IAS 19 - Employee Benefits. The funded status of the plans are based on actuarial valuations performed as at December 31, 2023. The plans operate under similar regulatory frameworks and generally face similar risks.

15.OTHER LIABILITIES (Continued)

The funded status of the Company’s defined benefit obligations for 2023 and 2022, is as follows:

	Year Ended December 31,
	2023	2022
Reconciliation of plan assets:
Plan assets, beginning of year	$2,835	$2,905
Employer contributions	5,936	1,713
Benefit payments	(5,727)	(1,473)
Administrative expenses	(105)	(120)
Interest on assets	145	87
Net return on assets excluding interest	(145)	(87)
Effect of exchange rate changes	70	(190)
Plan assets, end of year	$3,009	$2,835

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	$46,733	$44,844
Current service cost	3,660	2,976
Benefit payments	(5,727)	(1,473)
Interest cost	3,176	1,797
Actuarial losses (gains) arising from changes in economic assumptions	975	(7,028)
Actuarial (gains) losses arising from changes in demographic assumptions	(276)	772
Actuarial (gains) losses arising from Plan experience	(2,485)	6,363
Effect of exchange rate changes	724	(1,518)
Defined benefit obligation, end of year	46,780	46,733
Net defined benefit liability, end of year	$43,771	$43,898

The components of Agnico Eagle’s pension expense recognized in the consolidated statements of income relating to the defined benefit plans are as follows:

	Year Ended December 31,
	2023	2022
Current service cost	$3,660	$2,976
Administrative expenses	105	120
Interest cost on defined benefit obligation	3,176	1,797
Interest on assets	(145)	(87)
Pension expense	$6,796	$4,806

The remeasurements of the net defined benefit liability recognized in other comprehensive income relating to the Company’s defined benefit plans are as follows:

	Year Ended December 31,
	2023	2022
Actuarial (gains) losses relating to the defined benefit obligation	$(1,786)	$107
Net return on assets excluding interest	145	87
Total remeasurements of the net defined benefit liability	$(1,641)	$194

15.OTHER LIABILITIES (Continued)

In 2024, the Company expects to make contributions of $4.2 million and benefit payments of $4.2 million, in aggregate, related to the defined benefit plans. The weighted average duration of the Company’s defined benefit obligation in Canada is 12.6 years at December 31, 2023 (December 31, 2022 — 13.0 years). The weighted average duration of the Company’s defined benefit obligation for the Mexico Plans is 3.9 years at December 31, 2023 (December 31, 2022 — 4.9 years).

The following table sets out significant assumptions used in measuring the Company’s Executives Plan defined benefit obligations:

	As at December 31,	As at December 31,
	2023	2022
Assumptions:
Discount rate - beginning of year	5.0%	3.0%
Discount rate - end of year	4.8%	5.0%

The following table sets out significant assumptions used in measuring the Company’s Retirement Program defined benefit obligations:

	As at December 31,	As at December 31,
	2023	2022
Assumptions:
Discount rate - beginning of year	5.0%	2.5%
Discount rate - end of year	4.5%	5.0%
Range of mine closure dates	2027 — 2034	2026 — 2036
Termination of employment per annum	2.0% — 10.0%	2.0% — 10.0%

The following table sets out significant assumptions used in measuring the Company’s defined benefit obligations for the Mexico Plans:

	As at December 31,	As at December 31,
	2023	2022
Assumptions:
Discount rate	9.5%	9.5%
Range of mine closure dates	2024 — 2027	2024 — 2027

Other significant actuarial assumptions used in measuring the Company’s Retirement Program defined benefit obligations as at December 31, 2023 and December 31, 2022 include assumptions of the expected retirement age of participants.

The following table sets out the effect of changes in significant actuarial assumptions on the Company’s defined benefit obligations:

As at
December 31,
2023
Change in assumption:
0.5% increase in discount rate	$(1,607)
0.5% decrease in discount rate	$1,718

The summary of the effect of changes in significant actuarial assumptions was prepared using the same methods and actuarial assumptions as those used for the calculation of the Company’s defined benefit obligation related to the Executives Plan, the Retirement Program and the Mexico Plans as at the end of the fiscal year, except for the change in the single actuarial assumption being evaluated. The modification of several actuarial assumptions at the same time could lead to different results.

15.OTHER LIABILITIES (Continued)

Other Plans

In addition to its defined benefit pension plans, the Company maintains two defined contribution plans - the Basic Plan and the Supplemental Plan. Under the Basic Plan, Agnico Eagle contributes 5.0% of certain employees’ base employment compensation to a defined contribution plan. In 2023, $20.0 million (2022 — $18.6 million) was contributed to the Basic Plan, $0.2 million of which related to contributions for key management personnel (2022 — $0.3 million). The Company also maintains the Supplemental Plan for designated executives at the level of Vice-President or above. The Supplemental Plan is funded by the Company through notional contributions equal to 10.0% of the designated executive’s earnings for the year (including salary and short-term bonus). In 2023, the Company made $1.8 million (2022 — $2.0 million) in notional contributions to the Supplemental Plan, all of which of which related to contributions for key management personnel (2022 — $1.4 million). The Company’s liability related to the Supplemental Plan is $10.7 million at December 31, 2023 (2022 — $10.3 million). At retirement date, the notional account balance is converted to a pension payable in five annual installments.